FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
5.	FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial risk factors
The Group is exposed to various market risks including cryptocurrency risk, interest rate risk, investment risk and foreign currency risk, as well as credit risk and liquidity risk associated with financial assets and liabilities. The Group has designed and implemented various risk management strategies, which are the same as those discussed in the Annual Financial Statements, to ensure the exposure to these risks is consistent with its risk tolerance and business objectives.
Liquidity risk
The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At December 31, 2022
In thousands of USD	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	15,768	—	—	—	15,768	15,768
Other payables and accruals	22,176	—	—	—	22,176	22,176
Amounts due to a related party	316	—	—	—	316	316
Borrowings	29,805	—	—	—	29,805	29,805
Lease liabilities	7,471	6,967	20,290	53,347	88,075	70,425
	75,536	6,967	20,290	53,347	156,140	138,490
	At June 30, 2023
In thousands of USD	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at June 30
Trade payables	16,483	—	—	—	16,483	16,483
Other payables and accruals	29,913	—	—	—	29,913	29,913
Amounts due to a related party	127	—	—	—	127	127
Borrowings	29,988	—	—	—	29,988	29,988
Lease liabilities	7,655	7,351	20,490	51,569	87,065	70,665
	84,166	7,351	20,490	51,569	163,576	147,176
Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are estimated at a specific point in time, by discounting expected cash flows at rates for assets and liabilities of the same remaining maturities and conditions. These estimates are subjective in nature and involve uncertainties and significant judgment, and therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:
•	Level 1 valuation: unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
•	Level 2 valuation: inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly.
•	Level 3 valuation: fair value measured using significant unobservable inputs.
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
As of December 31, 2022 and June 30, 2023, except for financial assets at fair value through profit or loss and USDC, substantially all of the Group’s financial assets and financial liabilities are carried at amortized costs and the carrying amounts approximate their fair values.
The fair value of financial instruments traded in active markets is determined with reference to quoted market prices at the end of the reporting period. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in level 1.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.
For the six months ended June 30, 2022, the fair value of the cryptocurrencies lent or invested is measured on a recurring basis at quoted price at the time the fair value of the underlying cryptocurrencies is being measured, which the Group considers to be a Level 1 fair value input. The fair value of the embedded derivative relating to the wealth management product is measured on a recurring basis by taking the net asset value provided by the counterparty, which the Group considers to be a Level 2 fair value input.
The Group’s finance department performs valuations of financial instruments. The finance department reports directly to the chief financial officer and discusses valuation processes and results with the chief financial officer in order to comply with the Group’s accounting and reporting requirements.
The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.
The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	December 31, 2022	Level 1	Level 2	Level 3
USDC	Quoted price	89	89	—	—
Investment A, B and D in unlisted equity instruments	Net asset value	18,348	—	—	18,348
Investment C and E in unlisted equity instruments	Recent transaction price	11,500	—	—	11,500
Investment in unlisted debt instruments	Net asset value	31,111	—	—	31,111
In thousands of USD	Valuation technique(s) and key input	June 30, 2023	Level 1	Level 2	Level 3
USDC	Quoted price	150	150	—	—
Investment A, B and D in unlisted equity instruments	Net asset value	20,586	—	—	20,586
Investment E and F in unlisted equity instruments	Recent transaction price	1,900	—	—	1,900
Investment C in unlisted equity instruments	Multiple and calibration	10,000	—	—	10,000
Investment in unlisted debt instruments	Net asset value	1,000	—	—	1,000
During the period ended June 30, 2022 and 2023, there was no transfer between levels. Transfers between levels of the fair value hierarchy, if any, are deemed to occur at the end of each reporting period.

	Periods ended June 30,
In thousands of USD	2022	2023
Unlisted equity instruments at fair value through profit or loss measured using significant unobservable inputs:
At January 1,	1,250	60,959
Additions	10,750	1,400
Disposals	—	(31,111)
Net fair value changes recognized in profit or loss	—	2,238
At June 30,	12,000	33,486

4.	FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Financial risk factors
The Group is exposed to various market risks including cryptocurrency risk, interest rate risk, investment risk and foreign currency risk, as well as credit risk and liquidity risk. The Group has designed and implemented various risk management strategies, discussed further below, to ensure the exposure to these risks is consistent with its risk tolerance and business objectives.
a.	Market risk
i.	Cryptocurrency risk
The Group is exposed to cryptocurrency risk as it yields cryptocurrencies from certain revenue arrangements. The Group recognizes revenue based on the spot fair value of cryptocurrencies on the day they are earned, but the value of the cryptocurrencies is subject to change on the date they are disposed of for fiat currency.
Cryptocurrency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. The profitability of the Group is highly correlated to the current and future market price of cryptocurrencies and a decline in the market prices for cryptocurrencies could negatively impact the Group’s future operations. In addition, the Group may not be able to liquidate its holdings of cryptocurrencies at its desired price if required, or, in extreme market conditions, the Group may not be able to liquidate its holdings of cryptocurrencies at all.
Cryptocurrencies have a limited history, and the fair value of cryptocurrencies has been very volatile. The historical performance of cryptocurrencies is not indicative of their future price performance. The cryptocurrencies involved in the Group’s operation are currently primarily based on bitcoin and USDT. The Group currently does not use any derivative contracts to hedge its exposure to cryptocurrency risk, but management closely monitors the impact of the mainstream cryptocurrency exchange market on the change of exchange rates from cryptocurrency to fiat currency. The Group limits its exposure to the cryptocurrency risk by including in its operation strategy to dispose of the cryptocurrencies for fiat currency shortly after they are earned.
ii.	Interest rate risk
The Group’s interest rate risk is primarily attributable to bank deposits, restricted cash and borrowings. Bank deposits, restricted cash and borrowings at variable rates and fixed rates expose the Group to cash flow interest rate risk and fair value interest rate risk respectively. Management closely monitors the fluctuation of such rates periodically.
iii.	Investment risk
The Group is exposed to investment risk from investment transactions such as the purchase of cryptocurrency-denoted wealth management products and investment in financial assets at fair value through profit or loss. These investments are not principal-guaranteed, and the Group may suffer material loss from such investments. The Group monitors its investments closely and limits its exposure to the investment risk by including in its operation strategy the requirements to, with regard to the purchase of cryptocurrency-denoted wealth management products, invest only in robust wealth management products and the investments need to be redeemed within the same fiscal quarter, and, with regard to the investment in financial assets at fair value through profit or loss, perform due diligence on the prospect investees to evaluate the business soundness before making an investment, and communicate regularly with the investee, review management report and the latest financial statements, if any, to evaluate the stage of investment and whether any action should be taken regarding the investment.
iv.	Foreign currency risk
The Group is exposed to foreign currency risk as it conducts transactions which give rise to payables and cash balances that are denominated in foreign currencies and the fair value or future cash flows of the Group’s financial instrument may fluctuate due to movement in foreign exchange rates of these foreign currencies. The volatility of exchange rates depends on many factors that the Group is not able to accurately forecast. Management is closely monitoring the Group’s exposure to currency risk and seeks to minimize its exposure to such risk. The Group was not exposed to material foreign currency risk during the years ended December 31, 2020, 2021 and 2022.
b.	Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. Credit risk arises mainly from cash deposited in the banks and cryptocurrencies held in custody, cryptocurrency lending transactions and cryptocurrency-denoted wealth management product purchases.
To manage risk arising from cash, cash equivalents and restricted cash, the Group only transacts with reputable financial institutions. There has been no recent history of default in relation to these financial institutions.
For the years ended December 31, 2020, 2021 and 2022, substantially all of the Group’s cryptocurrencies are stored in wallets held in the custody of Matrix Finance and Technologies Holding Company (“Matrixport Group”), a related party. To limit exposure to credit risk relating to cryptocurrencies under custody, the Group evaluates the system security design of the custody service provider and regularly reviews the exposure of cryptocurrencies held in custody. The Group has further implemented internal controls to ensure the appropriate access to the cryptocurrencies under custody and adopted the operating strategy of disposing of the cryptocurrency for fiat currency shortly after they are earned. The Group expects that there is no significant credit risk from non-performance by Matrixport Group.
However, bitcoin and other blockchain-based cryptocurrencies have been, and may in the future be, subject to security breaches, cyberattacks, or other malicious activities. A successful security breach or cyberattack could result in a partial or total loss of the Group’s cryptocurrencies and such a loss could have a material adverse effect on the Group’s financial condition and results of operations.
The Group also has credit exposure to cryptocurrency lending transactions and cryptocurrency-denoted wealth management product purchases. The Group assesses such credit risk both at contract inception and each quarter or in shorter interval by considering the past collection experience and any indications that the corresponding amount may not be fully collected. To manage such exposure, the Group continuously monitors the relevant factors, such as the liquidity of the underlying cryptocurrencies, negative report related to the counterparty, and deals only with creditworthy counterparties and includes in its operation strategy that the lending needs to be collected, and the wealth management products need to be redeemed within the same fiscal quarter. Currently, the Group only conducts such transactions with the Matrixport Group. The Group has never experienced credit losses and has no existing exposures to such credit risk as of each end date of the consolidated statement of financial position. Consequently, credit exposure to these transactions is not considered material.
c.	Liquidity risk
Liquidity risk arises in situations where the Group has difficulties in fulfilling financial liabilities when they become due.
Prudent liquidity risk management implies maintaining sufficient cash in order to meet the Group’s financial obligations. The Group manages its liquidity risk by monitoring cash flow generated from operations and available borrowing capacity, and by managing the maturity profiles of its long-term loans.
The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At December 31, 2021
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	17,740	—	—	—	17,740	17,740
Other payables and accruals	17,258	—	—	—	17,258	17,258
Amount due to a related party	19	—	—	—	19	19
Borrowings	—	29,460	—	—	29,460	29,460
Lease liabilities	5,489	5,516	16,275	53,254	80,534	62,968
	40,506	34,976	16,275	53,254	145,011	127,445

	At December 31, 2022
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	15,768	—	—	—	15,768	15,768
Other payables and accruals	22,176	—	—	—	22,176	22,176
Amount due to a related party	316	—	—	—	316	316
Borrowings	29,805	—	—	—	29,805	29,805
Lease liabilities	7,471	6,967	20,290	53,347	88,075	70,425
	75,536	6,967	20,290	53,347	156,140	138,490
Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are estimated at a specific point in time, by discounting expected cash flows at rates for assets and liabilities of the same remaining maturities and conditions. These estimates are subjective in nature and involve uncertainties and significant judgment, and therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:
•	Level 1 valuation: unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
•	Level 2 valuation: inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly.
•	Level 3 valuation: fair value measured using significant unobservable inputs.
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
As of December 31, 2021 and 2022, except for the investments in financial assets at fair value through profit or loss and USDC, substantially all of the Group’s financial assets and financial liabilities are carried at amortized costs and the carrying amounts approximate their fair values.
The fair value of financial instruments traded in active markets is determined with reference to quoted market prices at the end of the reporting period. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in level 1.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.
For the years ended December 31, 2021 and 2022, the fair value of the cryptocurrencies lent or invested is measured on a recurring basis at quoted price at the time the fair value of the underlying cryptocurrencies is being measured, which the Group considers to be a Level 1 fair value input. The fair value of the embedded derivative relating to the wealth management product is measured on a recurring basis by taking the net asset value provided by the counterparty, which the Group considers to be a Level 2 fair value input.
The Group’s finance department performs valuations of financial instruments. The finance department reports directly to the chief financial officer and discusses valuation processes and results with the chief financial officer in order to comply with the Group’s accounting and reporting requirements.
The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.
The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	December 31, 2021	Level 1	Level 2	Level 3
USDC	Quoted price	99	99	—	—
Investments A and B in unlisted equity instruments	Recent transaction price	1,250	—	—	1,250

In thousands of USD	Valuation technique(s) and key input	December 31, 2022	Level 1	Level 2	Level 3
USDC	Quoted price	89	89	—	—
Investments A, B and D in unlisted equity instruments	Net asset value	18,348	—	—	18,348
In thousands of USD	Valuation technique(s) and key input	December 31, 2022	Level 1	Level 2	Level 3
Investments C and E in unlisted equity instruments	Recent transaction price	11,500	—	—	11,500
Investment in unlisted debt instrument	Net asset value	31,111	—	—	31,111
For the year ended December 31, 2022, there was no transfer between levels. Transfers between levels of the fair value hierarchy, if any, are deemed to occur at the end of each reporting period. The Group did not hold any financial assets at fair value through profit or loss in the year ended December 31, 2020.

	Years ended December 31,
In thousands of USD	2021	2022
Unlisted equity instruments and debt instrument at fair value through profit or loss measured using significant unobservable inputs:
At January 1,	—	1,250
Additions	1,250	61,550
Disposals	—	(1,213)
Net gain on disposal of financial assets at fair value through profit or loss	—	213
Net fair value changes recognized in profit or loss	—	(841)
At December 31,	1,250	60,959